Warrant Derivative Liabilities (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Fair value of warrant liability, Beginning	$ 1,106,726	$ 201,687
Fair value of warrant liability, Ending	0	1,106,726
Warrant Liability 1 [Member]
Statement [Line Items]
Fair value of warrant liability, Beginning	3,332,909	421,861
Change in fair value through profit and loss	(119,231)	5,773,919
Reclassification to equity on exercise of warrants	(3,213,678)	(2,862,871)
Fair value of warrant liability, Ending	$ 0	$ 3,332,909